EXHIBIT 99.1

Report of Independent Accountants on Applying
Agreed-Upon Procedures

DLL US Holding Company, L.P.
1111 Old Eagle School Road
Wayne, Pennsylvania 19087

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by DLL US Holding Company, L.P. (the “Responsible Party” or “Company”) and Credit Suisse Securities (USA) LLC (“Credit Suisse”), who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing procedures relating to the accuracy of certain attributes of the collateral assets associated with the potential issuance of asset backed notes by DLL Securitization Trust 2017-A (the “Transaction”).  The Company is responsible for the accuracy of the attributes of the collateral assets included in the Transaction. The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties agreed on a sample size of 150 retail installment sale contracts, loans or lease contracts with respect to agricultural equipment (the “Sample Contracts”).  As instructed by the Company, the sample was selected randomly by PwC from a data file, as 0f August 31, 2017, provided by the Company (the “Contract Detail File”). The Company represented that the Contract Detail File was comprised of a pool of assets to be transferred as of September 30, 2017, as part of the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

Report of Independent Accountants on Applying Agreed Upon Procedures
DLL Securitization Trust 2017-A
October 31, 2017

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction offering documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934;
•	The reasonableness of any of the assumptions provided by the Responsible Party; and
•	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the entire collateral pool based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

Data, Information and Documents Provided

The Company provided the following data, information, and documents (collectively the “Source Documents”) related to the Sample Contracts:

1.	PDF versions of each Sample Contract (the “Contract File”), which contain an electronic photocopy of each Sample Contract,
2.	An electronic copy of each Sample Contract’s respective amortization schedule (the “Amortization Schedule”),
3.	Screenshots from the Company’s InfoLease system (the “InfoLease Screenshots”), and
4.
An electronic photocopy of certain Sample Contracts’ amortization schedule, updated subsequent to origination for changes in the Sample Contract’s contractual terms (the “Revised Amortization Schedule”).

Procedures Performed

We performed the following agreed-upon procedures on the Sample Contracts. For purposes of the procedures below, in the event that data in a Contract File, Amortization Schedule, InfoLease Screenshot, or Revised Amortization Schedule was not clear or was missing, or there was a question with regard to information contained in the Sample Contract relevant to the performance of these agreed-upon procedures, we contacted the Company’s structured finance administrator, or designee as identified by the Company, for additional information prior to reporting any exceptions. Our findings, including exceptions observed, as a result of performing the procedures are attached in Exhibit 1.

1.	For each Sample Contract, we compared and agreed the following attributes to the applicable Source Documents as provided and instructed by the Company, as set forth below:

Report of Independent Accountants on Applying Agreed Upon Procedures
DLL Securitization Trust 2017-A
October 31, 2017

a.	“Identification Number”
b.	“Name of Lessee”
c.	“Borrower Mailing State”
d.	“Original Term” (for lease contracts)
e.	“Collateral Type”
f.	“Equipment (New/Used)”
g.	“State of Equipment Location” (State within the United States)
h.	“Payment Frequency”
i.	“Lease Payment Amount”
j.	“Original Contract APR” (for retail installment sale contracts)

a.	For each Sample Contract, we compared and agreed the Identification Number attribute in the Contract Detail File to the Contract File.

b.	For each Sample Contract, we compared and agreed the Name of Lessee attribute in the Contract Detail File to the Contract File.

In performing this procedure, we identified two Sample Contracts for which the Name of Lessee attribute in the Contract Detail File did not agree to the respective Contract File. For these Sample Contracts, as instructed by the Company, we performed the following:

(i)	For one Sample Contract, we compared and agreed the Name of Lessee in the Contract Detail File to information contained in the InfoLease Screenshot;

(ii)
For one Sample Contract, we compared and agreed the Name of Lessee in the Contract Detail File to information contained in a letter, provided by the Company, addressed to the lessee from the Company informing the lessee that the Name on the Contract File was incorrect and had been updated in the Company’s internal documentation.

c.	For each Sample Contract, we compared and agreed the Borrower Mailing State attribute in the Contract Detail File to the Contract File.

In performing this procedure, we identified one Sample Contract for which the Borrower Mailing State attribute in the Contract Detail File did not agree to the Contract File. For this Sample Contract, as instructed by the Company, we compared and agreed the Borrower Mailing State in the Contract Detail File to information contained in the InfoLease Screenshot.

d.	For each Sample Contract, we compared and agreed the Original Term (for lease contracts) attribute in the Contract Detail File to the Contract File.

e.	For each Sample Contract, we compared and agreed the Collateral Type attribute in the Contract Detail File to the Contract File.

f.	For each Sample Contract, we compared and agreed the Equipment (New/Used) attribute in the Contract Detail File to the Contract File.

In performing this procedure, we identified one Sample Contract for which the Equipment (New/Used) attribute in the Contract Detail File did not agree to the Contract File. For this Sample Contract, as instructed by the Company, we utilized the InfoLease Screenshot to identify the primary asset for the Sample Contract, and compared and agreed the Equipment (New/Used) attribute in the Contract Detail File to the Contract File for the primary asset observed in the InfoLease Screenshot.

Report of Independent Accountants on Applying Agreed Upon Procedures
DLL Securitization Trust 2017-A
October 31, 2017

g.	For each Sample Contract, we compared and agreed the State of Equipment Location attribute in the Contract Detail File to the Contract File.

In performing this procedure, we identified three Sample Contracts for which the State of Equipment Location attribute in the Contract Detail File did not agree to the respective Contract File. For these Sample Contracts, as instructed by the Company, we compared and agreed the State of Equipment Location in the Contract Detail File to information contained in the respective InfoLease Screenshot.

h.	For each Sample Contract, we compared and agreed the Payment Frequency attribute in the Contract Detail File to the Contract File.

i.	For each Sample Contract, we compared and agreed the Lease Payment Amount attribute in the Contract Detail File to the Contract File.

In performing this procedure, we identified three Sample Contracts for which the Lease Payment Amount attribute in the Contract Detail File did not agree to the respective Contract File. For these Sample Contracts, as instructed by the Company, we compared and agreed the Lease Payment Amount in the Contract Detail File to information contained in the respective Revised Amortization Schedule.

j.	For each Sample Contract, we compared and agreed the Original Contract APR (for retail installment sales contracts) attribute in the Contract Detail File to the Contract File.

2.	For each Sample Contract, we compared and agreed the following attributes to the applicable Source Documents as provided and instructed by the Company, as set forth below:
a.	“Original Term” (for retail installment sale contracts)
b.	“Original Principal Balance”
c.	“Maturity Date”
d.	“Residual”
e.	“Original Contract APR” (for lease contracts)

a.	For each Sample Contract, we compared and agreed the Original Term attribute in the Contract Detail File to the Amortization Schedule.

In performing this procedure, we identified two Sample Contracts for which the Original Term attribute in the Contract Detail File did not agree to the respective Amortization Schedule. For these Sample Contracts, as instructed by the Company, we compared and agreed the Original Term in the Contract Detail File to information contained in the respective Revised Amortization Schedule.

b.	For each Sample Contract, we compared and agreed the Original Principal Balance attribute in the Contract Detail File to the Amortization Schedule.

Report of Independent Accountants on Applying Agreed Upon Procedures
DLL Securitization Trust 2017-A
October 31, 2017

       In performing this procedure, we identified three Sample Contracts for which the Original Principal Balance attribute in the Contract Detail File did not agree to the respective Amortization Schedule. For these Sample Contracts, as instructed by the Company, we compared and agreed the Original Principal Balance in the Contract Detail File to information contained in the respective Revised Amortization Schedule.

c.	For each Sample Contract, we compared and agreed the Maturity Date attribute in the Contract Detail File to the Amortization Schedule.

In performing this procedure, we identified seven Sample Contracts for which the Maturity Date attribute in the Contract Detail File did not agree to the respective Amortization Schedule. For these Sample Contracts, the Company instructed us to compare such attribute to the sources as set forth below:

(i)	For five of these Sample Contracts, we compared and agreed the Maturity Date in the Contract Detail File to information contained in the respective InfoLease Screenshots.

(ii)	For two of these Sample Contracts, we compared and agreed the Maturity Date in the Contract Detail File to information contained in the respective Revised Amortization Schedule.

d.	For each Sample Contract, we compared and agreed the Residual attribute in the Contract Detail File to the Amortization Schedule.

In performing this procedure, we identified one Sample Contract for which the Residual attribute in the Contract Detail File did not agree to the Amortization Schedule. For this Sample Contract, as instructed by the Company, we compared and agreed the Residual in the Contract Detail File to information contained in the Revised Amortization Schedule.

e.	For each Sample Contract, we compared and agreed the Original Contract APR (for lease contracts) attribute in the Contract Detail File to the Amortization Schedule.

3.	For each Sample Contract, we compared and agreed the “Contract Date” in the Contract Detail File to information contained in the InfoLease Screenshots, as instructed by the Company.
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This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion on the Transaction or the collateral associated with the Transaction.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933 or similar defenses to alleged securities laws liabilities under the Securities Exchange Act of 1934), and is not intended to be and should not be used by anyone other than the Specified Parties.

Report of Independent Accountants on Applying Agreed Upon Procedures
DLL Securitization Trust 2017-A
October 31, 2017

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/PricewaterhouseCoopers LLP

New York, New York

October 31, 2017

Report of Independent Accountants on Applying Agreed Upon Procedures
DLL Securitization Trust 2017-A
October 31, 2017

Exhibit 1

There were no exceptions in performing the procedures, except as noted below.

Sample Contract #	Procedure	Attribute	Exception Noted
55	1	Name of Lessee	The Name of the Lessee in the Contract Detail File did not match the Name of the Lessee on the Contract File.
81	1	Name of Lessee	The Name of the Lessee in the Contract Detail File did not match the Name of the Lessee on the Contract File.
112	1	Name of Lessee	The Name of the Lessee in the Contract Detail File did not match the Name of the Lessee on the Contract File.
96	1	Payment Frequency	The Contract Detail File listed the Payment Frequency as “M”. The Contract File listed the Payment Frequency as “A”.
104	1	Payment Frequency	The Contract Detail File listed the Payment Frequency as “M”. The Contract File listed the Payment Frequency as “A”.
105	1	Payment Frequency	The Contract Detail File listed the Payment Frequency as “M”. The Contract File listed the Payment Frequency as “A”.
112	1	Payment Frequency	The Contract Detail File listed the Payment Frequency as “M”. The Contract File listed the Payment Frequency as “A”.
96	1	Lease Payment Amount	The Contract Detail File listed the Lease Payment Amount as “0”. The Contract File listed the Lease Payment Amount as “26,581.84”.
104	1	Lease Payment Amount	The Contract Detail File listed the Lease Payment Amount as “0”. The Contract File listed the Lease Payment Amount as “13,175.60”.
105	1	Lease Payment Amount	The Contract Detail File listed the Lease Payment Amount as “0”. The Contract File listed the Lease Payment Amount as “20,315.80”.
112	1	Lease Payment Amount	The Contract Detail File listed the Lease Payment Amount as “0”. The Contract File listed the Lease Payment Amount as “20,331.66”.
91	1	Original Contract APR (retail installment sale contract)	The Contract Detail File listed the Original Contract APR as “8.33%”. The Contract File listed the Original Contract APR as “1.77% from 7/1/16 to 7/1/17, and 6.89% thereafter”.
74	1	Collateral Type	The Contract Detail File listed the Collateral Type as “Grassland equipment”. The Contract File listed the Collateral Type as “Other Ag”.